Other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Other payables and accrued expenses [Abstract]
Summary Other Payables and Accrued Expenses
	December 31,
	2021	2020	2021
	NIS	NIS	US Dollars

Customer advances	1,861	1,787	598
Accrued expenses	9,039	9,617	2,906
Other payables	316	207	102
	11,216	11,611	3,606